Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Income Taxes (Additional Textual) [Abstract]
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	$ 248.6
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits	12 months
Amount unrecognized tax benefit could decrease in next 12 months	$ 2.1
Company's unrecognized tax benefits	45.0	$ 29.1	$ 29.7	$ 24.0
Unrecognized tax benefits that would affect the effective tax rate	32.2	19.5	20.6
Tax-related net interest and penalties	3.4	2.0	2.0
Interest charged to earnings	0.7	$ 0.1	$ 0.3
Federal [Member]
Schedule Of Tax Carryforwards [Line Items]
Valuation allowance on operating loss carryforward	$ 4.2